Related parties - Summary of key management personnel compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Related party transactions [abstract]
Short-term employee benefits	$ 2,016	$ 2,047
Post-employment benefits	67	77
Share-based compensation	847	746
Key management personnel compensation	$ 2,930	$ 2,870